POST-EMPLOYMENT BENEFITS - Allocation of Plan Assets (Details)	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value of plan assets [line items]
Domestic equity securities	11.90%	12.00%
International equity securities	48.60%	48.10%
Debt securities	39.00%	39.50%
Other - cash	0.50%	0.40%
Total	100.00%	100.00%
Minimum
Disclosure of fair value of plan assets [line items]
Target asset allocation percentage, Debt securities	25.00%
Target asset allocation percentage, Other - cash	0.00%
Minimum | Domestic
Disclosure of fair value of plan assets [line items]
Target asset allocation percentage, Equity securities	8.00%
Minimum | International
Disclosure of fair value of plan assets [line items]
Target asset allocation percentage, Equity securities	37.00%
Maximum
Disclosure of fair value of plan assets [line items]
Target asset allocation percentage, Debt securities	45.00%
Target asset allocation percentage, Other - cash	2.00%
Maximum | Domestic
Disclosure of fair value of plan assets [line items]
Target asset allocation percentage, Equity securities	18.00%
Maximum | International
Disclosure of fair value of plan assets [line items]
Target asset allocation percentage, Equity securities	67.00%